Note 6 - Accounts Receivable, Net - Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts	$ (847)	$ (725)	$ (838)
Accounts Receivable, after Allowance for Credit Loss, Current	56,627	66,474	55,067
Trade Accounts Receivable [Member]
Accounts receivable, gross	35,841	47,046	38,819
Unbilled Receivable [Member]
Accounts receivable, gross	$ 21,633	$ 20,153	$ 17,086